GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
INTANGIBLE ASSETS, NET
Schedule of changes in carrying amount of goodwill

	Owned
	Service Network	Logistics	Total
Balance as at January 1, 2024	$2,246,619	$—	$2,246,619
Acquisitions	259,347	790,451	1,049,798
Impairment	(1,568,309)	—	(1,568,309)
Balance as at December 31, 2024	937,657	790,451	1,728,108
Acquisitions	3,488,680	—	3,488,680
Impairment	—	—	—
Balance as at December 31, 2025	$4,426,337	$790,451	$5,216,788

Schedule of identifiable intangible assets

Identifiable intangible assets consist of the following at June 30, 2026:

	Weighted Average
	Remaining Amortization		Accumulated
	Period (years)	Gross Amount	Amortization	Net Amount
Customer relationships	4.7	$1,343,682	(1,253,577)	$90,105
Trade name	3.2	912,355	(821,222)	91,133
Noncompetition agreement	0.0	91,167	(91,167)	—
Intellectual property	0.0	15,862	(15,862)	—
Intangible assets: Proprietary technology	6.3	864,000	(82,286)	781,714
Internally developed software	3.1	346,987	(75,489)	271,498
Intangible assets: Patent	8.0	19,324	(9,018)	10,306
Technology	14.8	273,000	(4,550)	268,450
Developed technology	3.1	440,530	(193,863)	246,667
Total intangible assets, net		$4,306,907	$(2,547,034)	$1,759,873

Identifiable intangible assets consist of the following at December 31, 2025:

	Weighted Average
	Remaining Amortization		Accumulated
	Period (years)	Gross Amount	Amortization	Net Amount
Customer relationships	9.0	$1,333,681	(1,016,070)	$317,611
Trade name	5.0	868,355	(634,917)	233,438
Noncompetition agreement	1.1	91,167	(83,537)	7,630
Intellectual property	0.0	15,862	(15,862)	—
Intangible assets: Proprietary technology	6.8	864,000	(20,571)	843,429
Internally developed software	3.3	201,314	(44,038)	157,276
Intangible assets: Patent	8.5	19,324	(8,374)	10,950
Developed technology	3.6	440,530	(123,466)	317,064
Total intangible assets, net		$3,834,233	$(1,946,835)	$1,887,398

Identifiable intangible assets consist of the following at December 31, 2025:

	Weighted Average Remaining
	Amortization Period (years)	Gross Amount	Accumulated Amortization	Net Amount
Customer relationships	9.0	$1,333,681	(1,016,070)	$317,611
Trade name	5.0	868,355	(634,917)	233,438
Noncompetition agreement	1.1	91,167	(83,537)	7,630
Intellectual property	0.0	15,862	(15,862)	—
Intangible assets: Proprietary technology	6.8	864,000	(20,571)	843,429
Internally developed software	3.3	201,314	(44,038)	157,276
Intangible assets: Patent	8.5	19,324	(8,374)	10,950
Developed technology	3.6	440,530	(123,466)	317,064
Total intangible assets, net		$3,834,233	$(1,946,835)	$1,887,398

Identifiable intangible assets consist of the following at December 31, 2024*:

	Weighted Average Remaining Amortization Period (years)	Gross Amount	Accumulated Amortization	Net Amount
Customer relationships	11.5	$777,180	$(373,653)	$403,527
Tradename	6.1	386,080	(102,722)	283,358
Noncompetition agreements	2.1	34,000	(19,570)	14,430
Intellectual property	9.5	35,186	(22,947)	12,239
Acquired technology	4.6	440,530	(35,360)	405,170
Internally developed software	3.3	110,098	(54,031)	56,067
Total intangible assets, net		$1,783,074	$(608,283)	$1,174,791

* Prior period amounts are presented on a net basis and reflect the impact of an $835,319 impairment charge on intangible assets recorded during the year ended December 31, 2024. This presentation has no impact on the consolidated financial statements as the net carrying value of the reported assets remains unchanged.

Schedule of amortization expense

Years ending December 31,	Amount
2026 (six months)	$174,857
2027	349,714
2028	344,616
2029	270,799
2030	178,764
2031	158,867
Thereafter	282,256
Total	$1,759,873

Years ending December 31,	Amount
2026	$388,413
2027	369,344
2028	351,281
2029	265,921
2030	185,330
Thereafter	327,109
Total	$1,887,398